Investor P [Member] Average Annual Total Returns - Investor P	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Investor P Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.29%	12.79%	13.80%
Investor P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.83%	12.38%	13.32%
Investor P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	10.13%	11.44%